Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Dec. 31, 2024
Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities [Abstract]
Reconciliation of loss after income tax to net cash used in operating activities

Note 30. Reconciliation of loss after income tax to net cash used in operating activities

	Consolidated
	2024	2023	2022
	$	$	$

Loss after income tax expense for the year	(8,010,358)	(4,565,754)	(237,218)

Adjustments for:
Depreciation and amortisation	252,524	233,984	217,985
Share-based payments	610,395	610,303	189,499
Net loss (gain) on fair value movement of warrants	4,251,756	330,209	(2,550,563)
Foreign exchange differences	(228,164)	(397,477)	(492,414)
Lease interest	27,052	14,734	10,217

Change in operating assets and liabilities:
Decrease (increase) in trade and other receivables	28,353	(414,838)	(58,053)
Decrease (increase) in inventories	41,897	(365,039)	(213,478)
Increase in trade and other payables	(186,365)	327,053	257,471
Increase (decrease) in employee benefits	(1,547)	63,812	(455,339)
Increase (decrease) in Government liabilities	7,908	426	378
Net cash used in operating activities	(3,206,549)	(4,162,587)	(3,331,256)